SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2015
SHARE-BASED COMPENSATION.
Summary of share-based compensation

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Cost of revenues	$105,756	$47,894	$47,808
Selling and marketing	1,814,748	1,161,593	2,072,742
General and administrative	6,363,396	7,135,803	16,320,526

Total	$8,283,900	$8,345,290	$18,441,076

Summary of activities of non-vested shares granted under the 2010 Share Incentive Plan

	Number of nonvested shares	Weighted average grant date fair value
Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24

Granted	1,591,800	7.67
Forfeited	276,836	5.48
Vested	1,784,364	5.08

Outstanding as of February 28, 2014	7,242,112	5.80

Granted	8,208,254	12.95
Forfeited	381,300	8.74
Vested	2,482,416	7.25

Outstanding as of February 28, 2015	12,586,650	10.09